SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock to possible redemption (Details) - PRIVETERRA ACQUISITION CORP. - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Gross proceeds from IPO			$ 276,000,000
Proceeds allocated to Public Warrants			(11,408,000)
Class A common stock issuance costs			(14,975,165)
Temporary equity balance at the beginning	$ 278,487,272	$ 276,000,000
Waiver of Class A shares issuance costs	4,436,712	3,604,829
Redemption	(258,999,909)
Accretion of carrying value to redemption value	(2,730,680)	(1,117,557)	(26,383,165)
Temporary equity balance at the end	$ 21,193,395	$ 278,487,272	$ 276,000,000